Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Purchased parts	$ 2,767	$ 5,463
Finished goods	630	1,205
Inventories	$ 3,397	$ 6,668